Financial risk management objectives and policies - Interest rate risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about financial instruments [abstract]
Increase in Libor/SOFR	15	15	15
Effect on loss (Increase in Libor/SOFR)	$ (111)	$ (70)	$ (55)
Decrease in Libor/SOFR	(20)	(20)	(20)
Effect on loss (Decrease in Libor/SOFR)	$ 148	$ 94	$ 73